Organization and Summary of Significant Accounting Policies - Asset Retirement Obligation (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation at beginning of period	$ 83,991	$ 109,171	$ 44,214
Liabilities incurred	0	0	2,506
Revisions to previous estimates and sales of properties	7,486	0	60,832
Liabilities on properties sold or settled	0	(27,850)	(3,721)
Accretion expense	1,632	2,670	5,340
Asset retirement obligation at end of period	$ 93,109	$ 83,991	$ 109,171